STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
NOTE 19 - STOCKHOLDERS’ EQUITY

a) Capital and Stockholders’ rights

I) Capital

	Number of shares issued
	2010	2009
Common shares	2,289,286,475	2,289,286,475
Preferred shares	2,281,649,744	2,281,649,744
TOTAL	4,570,936,219	4,570,936,219

At the Annual and Extraordinary Stockholders' Meeting held on April 24, 2009, stockholders approved a stock bonus of 10% over shares by issuing one additional share per each ten shares previosly owned. Bonus shares were traded after the approval of the related process by BACEN in August, 2009.

Preferred shares carry no voting rights, but are entitled to a priority minimum non-cumulative annual dividend. Both types of shares participate equally in the distribution of dividends after the common shares have received payments equal to the minimum preferential payment to the preferred shares (R$ 0.022 per share at December 31, 2010, 2009 and 2008). All stockholders are entitled to receive, in total, a minimum mandatory dividend of at least 25% of Itaú Unibanco's annual net income as stated in the statutory accounting records adjusted for transfers to and from reserves as required by Brazilian corporate law.

II) Treasury stock

Pursuant to decisions of the Board of Directors, Itaú Unibanco Holding repurchases its own shares to hold in treasury, to issue to grantees under stock based compensation plans (Note 26), to cancel, or to resell at a later date.  Minimum cost, weighted average cost, maximum cost, and quoted market cost (per share) at December 31, 2010 and 2009, are presented below:

	2010		2009
	Common shares	Preferred shares	Common shares	Preferred shares
Acquisition in the period
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (*)	30.50	-	-	-
Minimum cost	-	-	9.65	37.52
Weighted average cost	-	-	9.65	37.52
Maximum cost	-	-	9.65	37.52
Balance of treasury stock
Average cost	30.47	23.66	9.65	23.66
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock Exchange) at December, 31	31.00	39.79	30.00	38.69
(*) As described in Note 25 treasury shares include those shares of Itaú Unibanco Holding contributed to the Itaubanco Defined Contribution Plan and that have not been credited to the individual accounts of the participants. Those shares held as assets of Itaubanco Defined Contribution Plan are accounted for as treasury shares following the accounting practice described in Note 2v. The shares held as of April 1, 2010 were measured upon recognition at fair value as of such date which was R$ 30.50.
III)   Additional paid-in capital

Additional paid-in capital corresponds to: (i) the difference between the selling price of treasury stock and the average cost of such stock, (ii)  compensation expense recognized under stock based compensation plans (Notes 2s and 26), (iii) the difference between the fair value of the stock issued in relation to acquisitions and the amount of increase in capital stock related to such issuance as per the financial statements for statutory and regulatory purposes, and (iv) the difference between the consideration paid or received and the change in the carrying amount upon changes in interest in consolidated subsidiaries.

b)   Appropriated retained earnings

Appropriated retained earnings include the following reserves recorded in accordance with Brazilian corporate law, or By-Laws or by stockholders’ decision.

	2010	2009
Legal reserve	3,254	2,740

Statutory reserves:
Dividend equalization	6,718	5,964
Increase in working capital	6,917	3,864
Increase in interest in investees	8,773	5,845
Unrealized profits	-	358
Total reserves in parent company financial statements	25,662	18,771
Elimination of reserves in consolidation	(9,767)	(12,817)
Total consolidated reserves	15,895	5,954

I)   Legal reserve

Under Brazilian corporate law, Itaú Unibanco Holding is required to appropriate 5% of its net income per its statutory financial statements, after absorbing accumulated deficit, to a legal reserve, which is restricted as to distribution. The reserve may be used to increase capital or absorb losses, but it may not be distributed as dividends.

II)   Statutory reserves

The three statutory reserves are the following:

•
Dividend Equalization Reserve - The reserve has the purpose of paying dividends, including interest on stockholders' equity, with the objective of maintaining a payment flow to stockholders. The reserve is composed of:

(a) up to 50% of net income for the fiscal year;
(b) up to 100% of revaluation reserves in the statutory books that have been realized; and
(c) up to 100% of the amount of prior years’ adjustments recorded directly in stockholders' equity in the statutory books, and is reduced by the amounts of anticipated dividends.
The reserve is limited to 40% of capital stock in the statutory books.
•
Reserve for Increase in Working Capital - This reserve has the purpose of accruing funds for Itaú Unibanco Holding’s operations. It is composed of up to 20% of net income for the fiscal year and is limited to 30% of capital stock in the statutory books.

•
Reserve for Increase in interest in investees - The purpose of the reserve is to accrue funds to exercise the right of first refusal in capital increases in companies we have an interest in.  It is composed of up to 50% of net income for the fiscal year and is limited to 30% of capital stock in the statutory books.

III)  Unrealized profits

This reserve represents income recorded for accounting purposes in Itaú Unibanco Holding’s statutory individual financial statements, as equity in the earnings of unconsolidated investments, which has not yet been received in cash.

This reserve will be realized upon sale of such investments and through receipt of dividends. When realized, amounts are transferred to unappropriated retained earnings and included in the calculation basis of the minimum mandatory dividend, in accordance with Brazilian corporate law and CVM rules.
c)  Unappropriated retained earnings

The balance of net income remaining after the distribution of dividends and appropriations to statutory reserves in Itaú Unibanco Holding’s statutory records is transferred to the reserves described above.